Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding		10,700	8,500
Ordinary shares available for issuance under the Equity Incentive Plans		3,700
Total Reserved and Authorized Shares as of December 31, 2019		15,800
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding		1,400	1,300
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	[1]

[1]	Represents an amount lower than $0.1 millions.